INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Geographic Components of Income before Income Taxes

year ended December 31	2025	2024	2023
(millions of Canadian $)

Canada	1,959	1,469	(194)
Foreign	3,485	4,437	3,492
Income before Income Taxes	5,444	5,906	3,298
Provision for Income Taxes

year ended December 31	2025	2024	2023
(millions of Canadian $)

Current
Canada - federal	54	90	34
Canada - provincial	5	71	40
Foreign	308	334	790
	367	495	864
Deferred
Canada - federal	213	80	3
Canada - provincial	139	56	3
Foreign	419	291	(28)
	771	427	(22)
Income Tax Expense	1,138	922	842
Reconciliation of Income Tax Expense

year ended December 31	2025		2024		2023
(millions of Canadian $, unless otherwise noted)	Amount	Percentage	Amount	Percentage	Amount	Percentage

Income before income taxes	5,444		5,906		3,298
Canadian federal statutory income tax rate	15%		15%		15%
Expected income tax expense	817		886		495
Canadian federal reconciling items
Income tax differential related to regulated operations	(24)	(0.4%)	(68)	(1.2%)	(108)	(3.3%)
Non-taxable capital (gain) loss	(20)	(0.4%)	12	0.2%	113	3.4%
Changes in valuation allowances	—	—	3	0.1%	114	3.5%
Effect of cross-border taxes	(25)	(0.5%)	(23)	(0.4%)	(27)	(0.8%)
Canadian provincial taxes[1]	143	2.6%	103	1.7%	22	0.7%
Foreign reconciling items
United States
Rate differential	177	3.3%	168	2.8%	136	4.1%
State and local income taxes, net of federal effect	(28)	(0.5%)	123	2.1%	76	2.3%
Income from non-controlling interests	(125)	(2.3%)	(121)	(2.0%)	(31)	(0.9%)
Other	(16)	(0.3%)	(12)	(0.2%)	(8)	(0.2%)
Mexico
Mexico foreign exchange exposure	213	3.9%	(246)	(4.2%)	163	4.9%
Rate differential	57	1.0%	234	4.0%	94	2.9%
Income from equity investments	(28)	(0.5%)	(84)	(1.4%)	(23)	(0.7%)
Income tax differential related to regulated operations	(45)	(0.8%)	(109)	(1.8%)	(79)	(2.4%)
Withholding tax	41	0.8%	35	0.6%	12	0.4%
Other	8	0.1%	2	—	2	0.1%
Other foreign jurisdictions	(2)	—	3	0.1%	(91)	(2.8%)
Other adjustments	(5)	(0.1%)	16	0.3%	(18)	(0.5%)
Income Tax Expense	1,138	20.9%	922	15.7%	842	25.7%
1    Ontario provincial tax comprises the majority of Canada provincial taxes.
Deferred Income Tax Assets and Liabilities

at December 31	2025	2024
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,728	1,987
Disallowed interest carryforward	100	115
Regulatory and other deferred amounts	644	612
Unrealized foreign exchange losses on long-term debt	290	467
Other	57	143
	2,819	3,324
Less: Valuation allowance	789	931
	2,030	2,393
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,792	6,488
Equity investments	1,478	1,280
Taxes on future revenue requirement	654	612
Financial instruments	176	168
Other	251	301
	9,351	8,849
Net Deferred Income Tax Liabilities	7,321	6,456
The above deferred tax amounts have been classified on the Consolidated balance sheet as follows:

at December 31	2025	2024
(millions of Canadian $)

Deferred Income Tax Assets
Other long-term assets (Note 14)	356	428
Deferred Income Tax Liabilities
Deferred income tax liabilities	7,677	6,884
Net Deferred Income Tax Liabilities	7,321	6,456
The following table provides details of the tax loss and credit carryforwards and valuation allowances:

at December 31, 2025	Unused Amounts	Deferred Tax Asset	Valuation Allowance	Expiry Years
(millions of Canadian $)

Tax Loss and Credit Carryforwards
Operating losses	5,838	1,302	—	2026-2045
Foreign federal and state operating losses	1,746	173	41	2026-2037
Capital loss	618	74	74	Indefinite
Minimum tax	—	179	42	2033-Indefinite
		1,728	157
Restricted Interest and Financing Expense	424	100	—	Indefinite
Unrealized Foreign Exchange on Long-Term Debt	—	290	290
Equity Investments	—	342	342
			789
TC Energy recorded a decrease in valuation allowance in the year primarily resulting from unrealized foreign exchange movements.
Unremitted Earnings of Foreign Investments
Income taxes have not been provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future. Deferred income tax liabilities would have increased at December 31, 2025 by approximately $2,198 million (2024 – $1,728 million) if there had been a provision for these taxes.
Income Tax Payments (Refunds)

at December 31	2025	2024	2023
(millions of Canadian $)
Jurisdiction
Canada - federal	73	53	61
Canada - provincial	17	6	(1)
United States	368	302	692
Mexico	84	34	26
Other - foreign	1	(8)	13
	543	387	791
Reconciliation of Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2025	2024	2023
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	72	85	91
Gross increase - tax positions in prior years	2	3	9
Gross decrease - tax positions in prior years	(4)	(2)	(1)
Gross increase - tax positions in current year	18	5	16
Gross decrease - tax positions in current year	—	(2)	—
Settlement	—	(13)	—
Lapse of statutes of limitations	(5)	(4)	(30)
Unrecognized Tax Benefit at End of Year	83	72	85
TC Energy's practice is to recognize interest and penalties related to income tax uncertainties in Income tax expense. Income tax expense for the year ended December 31, 2025 reflects $7 million interest expense (2024 – $1 million recovery; 2023 – $3 million expense). At December 31, 2025, the Company accrued $26 million in interest expense (2024 – $19 million; 2023 – $20 million). The Company incurred no penalties associated with income tax uncertainties related to income tax expense for the years ended December 31, 2025, 2024 and 2023 and no penalties were accrued as at December 31, 2025, 2024 and 2023.
The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2017. Substantially all material U.S. federal, state and local income tax matters have been concluded for years through 2019. Substantially all material Mexico income tax matters have been concluded for years through 2019.